Note 7 - Interim condensed balance sheet disclosures - Advance Payments received from customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Advance payments received from customers	€ 46,827	€ 40,693
Balance as of Jan 1	44,756	38,972
Additions	2,388	1,403
Repayment	(1,098)	(488)
Net interest	781	806
Balance as of Mar 31	€ 46,827	€ 40,693